Earnings Per Share and Stockholders’ Equity	9 Months Ended
Sep. 30, 2024
Earnings Per Share And Stockholders Equity
Earnings Per Share and Stockholders’ Equity

Note 10 – Earnings Per Share and Stockholders’ Equity

Earnings per Share

Outstanding securities not included in the computation of diluted net loss per share because their effect would have been anti-dilutive include 4,250,000 and 0 shares of Series A Convertible Preferred Stock (the “Series A”), as converted as of September 30, 2024 and 2023, respectively. 250,000 and 950,000 shares of Series B Convertible Preferred Stock (the “Series B”), as converted as of September 30, 2024 and 2023, respectively. 630,000 and 0 shares of Series C Convertible Preferred Stock (the “Series C”), as converted as of September 30, 2024 and 2023, respectively. 330,000 of stock options issued to employees as of September 30, 2024, 62,500 of common stock representative warrants issued to the underwriter associated with the February 2024 IPO, 630,000 warrants issued related to the debt conversion, and 1,507,538 shares of common stock, as converted, associated with the Note discussed in Note 8 “Convertible Note”.

Preferred Stock

The preferred stock par value is $0.01.

The Series A is convertible into common stock at a ratio of 1,000 shares of common stock for each share of Series A stock held, subject to certain limitations. The Series A shares are not entitled to vote on any matters submitted to shareholders of the Company.

The Series B is convertible into common stock at a ratio of 5,000 shares of common stock for each share of Series B stock held, subject to certain limitations. The Series B shares are not entitled to vote on any matters submitted to shareholders of the Company.

The Series C is convertible into common stock at a ratio of 3,000 shares of common stock for each share of Series C stock held, subject to certain limitations. The Series C shares are not entitled to vote on any matters submitted to shareholders of the Company.

On July 22, 2024, the Company’s principal shareholder, Red Cat sold all of its securities in the Company to the two unaffiliated third-party Investors. As part of the transaction and just prior to the above sale, Red Cat entered into an Exchange Agreement with the Company pursuant to which Red Cat exchanged 4,250,000 shares of the Company’s common stock for 4,250 shares of the Company’s Series A. The Series A shares can be convertible back into the same amount of shares of common stock as of the date of the original exchange, and as a result the Company did not recognize any gain or loss related to the exchange.

On August 21, 2024, the Company entered into two exchange agreements with the Investors, under which each investor exchanged an aggregate of $1,000,000 of their Notes for an aggregate of 210 shares of the Company’s Series C and 630,000 warrants (see Note 11 – Share Based Awards).

Subsequent to the IPO but prior to September 30, 2024, certain shareholders converted 140 shares of Series B into 700,000 shares of common stock. The Company canceled the 140 shares of Series B upon the conversion.

On June 1, 2023, the Company issued an additional 50 Series B shares in connection with the cancellation of 250,000 shares of common stock.

Preferred shares outstanding at September 30, 2024 and December 31, 2023 were as follows:

Preferred Series	Shares as of September 30, 2024	Shares as converted, as of September 30, 2024	Shares as of December 31, 2023	Shares, as converted, as of December 31, 2023
Series A	4,250	4,250,000	–	–
Series B	50	250,000	190	950,000
Series C	210	630,000	–	–

Common Stock

The common stock par value is $0.01.

2024 Transactions

On January 2, 2024, the Company issued 16,086 shares of common stock to its prior Chief Executive Officer as a part of a separation agreement and recognized compensation expense of $64,344 or $4 per share, the value of the IPO in February 2024.

On February 16, 2024 the Company completed its IPO and issued 1,250,000 shares of common stock at the IPO Price for total net proceeds of $3,849,555. The Company incurred $510,000 direct deduction from proceeds, $127,687 in cash disbursements related to offering costs in the nine months ended September 30, 2024 and $512,758 in prior year paid and deferred offering costs as of December 31, 2023 for a total of $1,150,445 offering costs, associated with the IPO which consisted of underwriter, legal, accounting, and other associated filing fees. These costs have been recorded as a reduction of the gross proceeds from the IPO in stockholder’s equity. The Company also incurred additional costs related to warrants to purchase 62,500 shares of common stock issued to the underwriters as partial compensation for services rendered in connection with the IPO, which is preliminarily valued at $250,000 as of the date of the IPO using the IPO Price of $4 per share. The Company is planning to value the warrants using a Black-Scholes valuation model but has not completed this workflow. Any change to the fair value of the warrants would have no change to the Company’s financial statements since the value of the warrants would only impact the “offering costs” and thus entry would be to adjust “Additional Paid-In Capital – Common Stock” and “Additional Paid-In Capital – Warrants”. The warrants are exercisable for common stock at a price of $5.00 per share (125% of the IPO Price) at any time beginning on August 15, 2024 through and including February 16, 2029, the expiration date.

Simultaneously with its IPO and as a part of the Purchase Agreement as discussed in Note 3, the Company issued Red Cat 4,250,000 shares of common stock as consideration of the business combination. These were subsequently exchanged into 4,250 Series A preferred shares as discussed above. As agreed in the Purchase Agreement, $17.0 million of the purchase price would be issued in common stock based on the IPO price of $4.00 per share.

Subsequent to the IPO and prior to September 30, 2024, the Company issued 700,000 shares of common stock related to certain shareholders converting 140 Series B shares into common stock.

On April 30, 2024, the Company issued 937,249 restricted shares of common stock to executive officers and board members of the Company. The shares of restricted stock were granted under the Company’s 2022 Equity Incentive Plan. The restricted shares issued to executive officers are subject to pro rata forfeiture through February 14, 2025.

On May 2, 2024, the Company issued an additional 40,650 of restricted shares of common stock to Allan Evans, the Company’s CEO related to an agreed upon reduction of compensation. The shares of restricted stock were granted under the Company’s 2022 Equity Incentive Plan (the “Plan”).

The April 30, 2024 and May 2, 2024 shares were valued at $1.20 and $1.23 per share, respectively for a total of $1,174,698 to be recognized pro-rata over the vesting period through February 14, 2015 which is the forfeiture period. Stock compensation expense of $679,699 was recognized during the nine months ended September 30, 2024. Unrecognized stock compensation expense related to these shares is $496,661 as of September 30, 2024.

On July 22, 2024, Red Cat sold all of its securities in the Company to two accredited investors in a private transaction. As part of the transaction, Red Cat entered into an Exchange Agreement with the Company pursuant to which Red Cat exchanged 4,250,000 shares of the Company’s common stock for 4,250 shares of the Company’s Series A. There was no gain or loss on this exchange as both the common and preferred shares were determined to have the same fair value as of the exchange date.

On July 30, 2024, the Company issued 23,743 immediately vested restricted shares of common stock to board members of the Company. The shares of restricted stock were granted under the Plan. The shares were valued at $1.79 per share, which was the value of the Company’s common stock on the date of grant, respectively for a total of $42,500 to be recognized as stock compensation expense during the three months ended September 30, 2024.

2023 Transactions

On March 7, 2023, the Company issued 75,000 shares of common stock to an investment banking firm (“Revere”) as a fee for the termination of the January 2023 engagement with Revere. These shares were allocated by Revere to some of the Company’s existing shareholders. The Company recorded $600,000 of stock compensation expense related to the issuance of the shares valued at $8.00 per share, which was based on the most recent private sale of common stock for the Company.

On July 10, 2023, the Company’s Board of Directors approved a 1-for-2 reverse stock split of our issued and outstanding shares of common stock. In accordance with Staff Accounting Bulletin Topic 4.C, the Company has given retroactive effect to reverse stock split. In addition, and in accordance with FASB ASC 260, Earnings Per Share, the Company has retroactively adjusted the computations of basic and diluted share calculations.